EMPLOYEES AND REMUNERATION	12 Months Ended
Apr. 30, 2018
Disclosure Of Employee Benefits [Abstract]
EMPLOYEES AND REMUNERATION

NOTE 10 EMPLOYEES AND REMUNERATION

Average number of employees

	MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
	-APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Sweden
Women	27	37	35
Men	31	38	40
Total Sweden	58	75	75

Russia
Women	1	-	-
Total Average number of employees	59	75	75

Salaries and benefits

	MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
TSEK	-APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Board	2,269	2,821	3,169
CEO and other senior executives	4,712	4,505	6,171
Other employees	27,001	35,150	32,160
Defined contribution pension plans	2,978	3,057	2,668
Defined medical benefits	343	356	276
Total salary and remuneration	37,302	45,890	44,445

Social security contributions by law and agreement	9,551	12,076	11,677
Special employer’s contribution, pension expenses	801	819	717
Total salaries, remuneration and social security	47,655	58,785	56,840

Health care and medical care

Oasmia offers its employees free medical care up to the cost ceiling and free medicines up to the cost cap. Oasmia has also signed an agreement with a provider of occupational health services.

Benefits for senior executives

Board of Directors and Board committees

Remuneration of the Chairman of the Board of Directors and Board members is decided by the Annual General Meeting. There is no remuneration for participation in the Nomination Committee.

The Executive Chairman of the Board, Julian Aleksov, is an employee of the company and receives a monthly salary. Remuneration is reviewed on April 1 each year. Under the terms of his employment contract he is entitled to pension insurance whereby the company annually pays an amount corresponding to 25 percent of his pensionable salary to a company of his choice. The Executive Chairman of the Board is also entitled to individual health insurance and medical insurance.

Board fees for Lars Bergkvist were invoiced up until September 2017 through the company Axli AB, and Board fees for Alexander Kotsinas were invoiced between April 2017 and September 2017 through the company Windride AB, in accordance with a resolution adopted at a general meeting of shareholders and pursuant to a special agreement with Oasmia Pharmaceutical AB. As from October 2017 all Board members have their Board fees paid as earned income, which is subject to an employer’s contribution from Oasmia.

Except for what is described in Transactions with key people in senior positions in Note 26, no other remuneration such as salary, pension premiums or other benefits has been paid.

CEO

Remuneration of the CEO consists of a fixed salary. The remuneration is reviewed annually on April 1. According to the CEO's employment contract he is entitled to pension insurance, whereby the company shall pay an annual amount corresponding to the ITP scale to a company of his choice. The CEO is also entitled to individual health insurance and medical insurance. If notice of termination is given by the employer, a 12-month term of notice applies. If notice of termination is given by the CEO, the term of notice is 3 months.

Terms of employment for other senior executives

Remuneration to other senior executives consists of a fixed salary. Salaries are reviewed annually on April 1. According to their employment contracts other senior executives are entitled to pension insurance, whereby the company shall pay an annual amount corresponding to the ITP scale. Other senior executives are also entitled to individual health insurance.

Remuneration to Board and senior executives

		MAY 1, 2017 – APR 30, 2018
TSEK	Base salary/ board Fees	Remuneration upon termination of employment	Social security incl. special employer´s contribution	Pension/Sickness benefits	Variable remuneration

Chairman of the Board, Julian Aleksov	1,702	-	650	456	30
Board member, Bo Cederstrand	150	-	25	-	-
Board member, Alexander Kotsinas	150	-	47	-	-
Board member, Per Langö (1)	88	-	27	-	-
Board member, Lars Bergkvist	150	-	47	-	-
CEO, Mikael Asp	1,378	-	510	334	4
Other senior executives (1 people at end of year, 2 people on average during financial year) 2)	2,787	202	1,107	675	15
Other senior executives in subsidiaries	326	-	7	78	-

Total	6,732	202	2,421	1,543	48

(1)	Mr. Langö was appointed in September, 2017.

(2)	One senior executive resigned during the year.

	MAY 1, 2016 – APR 30, 2017
TSEK	Base salary/ board fees	Social security incl. special employer’s contribution	Pension/ sickness benefits	Variable remuneration
Chairman of the Board Anders Lönner 1)	-	-	-	-
Chairman of the Board /Vice Chairman of the Board Julian Aleksov 2)	1,698	644	449	23
Board member, Bo Cederstrand	150	25	-	-
Board member, Horst Domdey 3)	96	30	-	-
Board member, Alexander Kotsinas	89	28	-	-
Board member, Hans Sundin 3)	537	88	-	16
Board member, Hans Liljeblad 4)	63	19	-	-
Board member, Lars Bergkvist	150	47	-	-
CEO Mikael Asp	1,366	479	230	-
Other senior executives (2 people at end of year, 2 people on average during financial year) 5)	3,127	1,134	621	13
Total	7,275	2,495	1,300	51

1) Elected Chairman of the Board in November 2016 and resigned in February 2017.

2) Elected Chairman of the Board in May 2015 and switched to Vice Chairman in November 21, 2016 to February 27, 2017. Julian Aleksov is the Executive Chairman and receives a salary.

3) Resigned in November 2016.

4) Resigned in September 2016.

5) In November 2016 management team was increased by one person. One senior executive resigned in March 2017.

 Gender distribution on the Board and in management

	APR 30, 2018		APR 30, 2017		APR 30, 2016
	Number on closing day	Number of men	Number on closing day	Number of men	Number on closing day	Number of men
Group (incl subsidiaries)
Board members *)	14	14	12	12	13	13
CEO and other senior executives	3	2	3	3	4	4

*) The comparative figure has been adjusted compared to 2016 Annual Report. The statement of gender distribution among Board members in the Group as per April 30, 2016 has been adjusted from 7 (of which 7 men) to 13 (of which 13 men). This adjustment has been made to show all Board seats as per April 30, 2016. In the event that the same person is present in the Boards of several companies included in the Group, the person is now counted as a member of the Board of each company, which was not the case in the previous year’s annual report.